Adoption of New And Revised Standards	12 Months Ended
Dec. 31, 2022
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Adoption of New And Revised Standards
2	ADOPTION OF NEW AND REVISED STANDARDS
New and amended International Financial Reporting Standards (“IFRS”) that are effective for the current year
In 2022, the Group adopted all new and revised IFRS pronouncements that are mandatorily effective and are relevant to its operations. The adoption of these new and revised IFRS pronouncements did not result in changes to the Group’s accounting policies and has no material effect on the disclosures or on the amounts reported for the current or prior years.
New and revised IFRS Standards in issue but not yet effective
At the date of authorisation of these financial statements, the Group has not applied the following new and revised IFRS that have been issued but are not yet effective:

Amendments to IFRS 17	Insurance Contracts 1

Amendments to IFRS 10 and International Accounting Standards (“IAS”) 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 1

Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies 1

Amendments to IAS 8	Definition of Accounting Estimates 1

Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction 1

Amendments to IFRS 16	Lease liability in a Sales and Leaseback 2

Amendments to IAS 1	Classification of Liabilities as Current or Non-current 2

Amendments to IAS 1	Non-current liabilities with Covenants 2

1	Effective for annual periods beginning on or after January 1, 2023, with early application permitted.
2	Effective for annual periods beginning on or after January 1, 2024, with early application permitted.

Management does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Group in the period of initial application.